Investment in Associate	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Investment in Associate
Note 12—Investment in Associate
VISEN is a private Company with business activities within development, manufacturing and commercialization of endocrinology rare disease therapies in Greater China. The Company’s interest in VISEN is accounted for as an associate using the equity method in the consolidated financial statements as the Company has determined that it has significant influence but not joint control.
The Company has granted VISEN exclusive rights to develop and commercialize TransCon hGH, TransCon PTH and TransCon CNP in Greater China, and as consideration for the granting of such rights has received a 50% ownership of VISEN’s issued and outstanding shares. The other investors contributed, in aggregate, $40.0 million in cash as their consideration for remaining 50% ownership. On January 8, 2021, the Company entered into an equity investment of $12.5 million as part of VISEN’s $150 million Series B financing. Following VISEN’s Series B financing, the Company retained 43.93% of VISEN’s issued and outstanding shares. As a result, a non-cash
gain of €42.3 million was recognized in the consolidated statement of profit or loss as part of Share of profit/(loss) of associate. The Series B financing did not changed the accounting treatment of VISEN.
The following table illustrates the summarized relevant financial information of VISEN:

	VISEN Pharmaceuticals
Principal place of business	China

	2021	2020

	(EUR’000)
Statement of profit or loss
Profit/(loss) for the year from continuing operations	(69,283)	(19,049)

Total comprehensive income	(69,306)	(19,049)

Statement of financial position
Non-current assets	16,599	16,635
Current assets	130,825	20,373

Total assets	147,424	37,008

Equity	135,333	33,708
Non-current liabilities	1,545	152
Current liabilities	10,546	3,148

Total equity and liabilities	147,424	37,008

Company’s share of equity before eliminations	59,455	16,854
Elimination of internal profit and other equity method adjustments	(21,110)	(7,678)

Company’s share of equity	38,345	9,176

Investment in associate at December 31	38,345	9,176

Present ownership at December 31	43.93%	50%

Transactions and outstanding balances as of December 31
Sale of goods and services to associate	6,472	6,880

Trade receivables from associate	1,644	184

Contract liabilities	5,565	—